Related parties (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of accounts payable to related parties	The Company’s accounts payable to related parties are comprised as follows:
	At June 30,	At December 31,
	2024	2023
	(Unaudited)
San Raffaele Hospital	€189,762	€170,888

Schedule of accrued expenses to related parties

The Company’s accrued expenses to related parties are comprised as follows:

	At June 30,	At December 31,
	2024	2023
	(Unaudited)
San Raffaele Hospital	€34,306	€413,935
Pierluigi Paracchi	252,000	175,254
Richard Slansky	176,812	116,738
Carlo Russo	235,750	155,651
Total	€698,868	€861,578

Research and Development Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s R&D expenses are a combination of third-party expenses, and related party expenses, as detailed below:

	Six Months Ended June 30, 2024
	Third Parties	Related Parties	Total

Consultants & other third parties	€113,498	€303,298	€416,796
Materials & supplies	911,246	-	911,246
Compensation (including share-based)	349,839	329,227	679,066
Travel & entertainment	17,589	-	17,589
Other	15,693	-	15,693
Total	€1,407,865	€632,525	€2,040,390

	Six Months Ended June 30, 2023
	Third Parties	Related Parties	Total
	(Unaudited)
Consultants & other third parties	€150,402	€72,500	€222,902
Materials & supplies	2,464,107	660,863	3,124,970
Compensation (including share-based)	212,003	330,796	542,799
Travel & entertainment	27,892	-	27,892
Other	3,239	-	3,239
Total	€2,857,643	€1,064,159	€3,921,802

General and Administrative Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s general and administrative expenses are also a combination of third-party and related-party expenses, as detailed below:

	Six Months Ended June 30, 2024
	Third Parties	Related Parties	Total

Compensation (including share-based)	€451,903	€698,620	€1,150,523
Accounting, legal & other professional	557,049	-	557,049
Communication & IT related facility	85,277		85,277
Facility & insurance related	984	8,120	9,104
Consultants & other third parties	324,306	-	324,306
Other	350,752	967	351,719
Total	€1,770,271	€707,707	€2,477,978

	Six Months Ended June 30, 2023
	Third Parties	Related Parties	Total
	(Unaudited)
Compensation (including share-based)	€697,228	€673,795	€1,371,023
Accounting, legal & other professional	720,989	-	720,989
Communication & IT related facility	-	-	-
Facility & insurance related	2,868	8,171	11,039
Consultants & other third parties	314,059	-	314,059
Other	460,320	943	461,263
Total	€2,195,464	€682,909	€2,878,373